INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 983	$ 1,498
Work in progress	772	1,607
Finished products	5,063	4,774
Total inventory	$ 6,818	$ 7,879